Provisions (Tables)	12 Months Ended
Dec. 31, 2018
Provisions [Abstract]
Roll Forward of provisions for reclamation and waste disposal

	Reclamation	Waste disposal	Total

Beginning of year	$905,400	$8,140	$913,540
Changes in estimates and discount rates [note 8]
Capitalized in property, plant and equipment	72,701	-	72,701
Recognized in earnings	59,616	1,690	61,306
Change to equity accounting [note 11]	(3,049)	-	(3,049)
Provisions used during the period	(30,771)	(540)	(31,311)
Unwinding of discount [note 19]	23,511	170	23,681
Effect of movements in exchange rates	26,484	-	26,484

End of period	$1,053,892	$9,460	$1,063,352

Current	$51,171	$1,145	$52,316
Non-current	1,002,721	8,315	1,011,036

	$1,053,892	$9,460	$1,063,352

Reclamation provisions

	2018	2017

Uranium	$828,781	$669,835
Fuel services	225,111	235,565

Total	$1,053,892	$905,400